Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 18 — Commitments and Contingencies

The Company is, from time to time, involved in certain legal proceedings, inquiries, claims and disputes, which arise in the ordinary course of business. Although management cannot predict the outcomes of these matters, management does not believe these actions will have a material, adverse effect on the Company’s Unaudited Condensed Consolidated Balance Sheets, Unaudited Condensed Consolidated Statements of Operations or Unaudited Condensed Consolidated Statements of Cash Flows. As of September 30, 2021 and December 31, 2020, the Company had labor lawsuits in process, whose resolution is pending. As of September 30, 2021 and December 31, 2020, the Company has recorded liabilities for labor lawsuits and/or litigation of $0.7 million and $0.8 million, respectively.

Note 18 — Commitments and contingencies

In accordance with Ley del Impuesto Sobre la Renta (Mexico’s Income Tax Law or “LISR”) provisions, companies that carry out transactions with related parties must execute these transactions at prices comparable to those used with third parties in similar operations. If legal authorities test the prices and determine the amounts deviate from the assumption foreseen in the Law, they could impose fines in addition to the tax and late fees.

The Company and its subsidiaries hire professional service providers, administrative, consulting, etc. In the normal course of business, there is a possibility third parties take legal action against subcontractors or workers hired by the Company and its subsidiaries. In order to reduce this exposure, we ensure service providers comply with all legal and contractual obligations applicable to them.

The Company is, from time to time, involved in certain legal proceedings, inquiries, claims and disputes, which arise in the ordinary course of business. Although management cannot predict the outcomes of these matters, management does not believe these actions will have a material, adverse effect on the Company’s consolidated balance sheets, consolidated statements of operations or consolidated statements of cash flows. As of December 31, 2020 and 2019, the Company had labor lawsuits in process, whose resolution is pending. As of December 31, 2020 and 2019, the Company has recorded liabilities for labor lawsuits and/or litigation of $0.8 million and $0.6 million, respectively.